Short-Term Investments - Schedule of Short-Term Investments Balance (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Schedule Of Investments [Line Items]
Short-term investments	¥ 168,993	$ 24,579	¥ 0
RMB
Schedule Of Investments [Line Items]
Short-term investments	100,022	100,022
US$
Schedule Of Investments [Line Items]
Short-term investments	¥ 68,971	$ 10,049